Cover	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity File Number	000-49877
Entity Registrant Name	On Track Innovations Ltd.
Entity Central Index Key	0001021604
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Hatnufa 5
Entity Address, Address Line Two	Yokneam Industrial Zone
Entity Address, City or Town	Yokneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069200
Local Phone Number	011 972 4 6868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false